UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-07850

                             PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                       Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                                             Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

PNC Advantage Funds

November 30, 2014
(Unaudited)

Semi-Annual Report
Advantage Money Market Funds

PNC Advantage Institutional Government Money Market Fund

PNC Advantage Institutional Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC ADVANTAGE FUNDS

  P N C

  A D V A N T A G E   F U N D S

  S E M I - A N N U A L

  R E P O R T

PNC Advantage Institutional

Government Money Market Fund

PNC Advantage Institutional

Money Market Fund

PNC Advantage Institutional

Treasury Money Market Fund

T A B L E   O F   C O N T E N T S

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at pncfunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Advantage Funds and receives fees for its services. PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2015 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  A d v a n t a g e  F u n d s

L E T T E R  T O   S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Advantage Funds for the six months ended November 30, 2014 (the “semi-annual period”).

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, PNC Capital Advisors, LLC may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

Global Gross Domestic Product (“GDP”) growth in the advanced economies was uneven during the semi-annual period. Accommodative monetary policies in developed countries helped to stabilize economic and financial conditions. However, emerging markets were under stress from various combinations of decelerating growth, current account deficits, currency depreciation and/or specific inflation. In the U.S., consumer spending growth remained modest, while government spending shifted from a drag to a more neutral impact to growth, and strength in fixed investment spending provided additional support. Annualized real GDP growth in the U.S. improved from a decrease of -2.1% in the first quarter of 2014 to increases of 4.6% and 5.0% during the second and third quarters of 2014, respectively.

As the semi-annual period began in June 2014, global economic growth appeared sluggish, as countries in developed markets were in different stages of their economic recoveries, while countries in the emerging markets were experiencing softer growth than seen over the prior decade. In the U.S., the Federal Reserve (the “Fed”) was decreasing its asset purchases by $10 billion per month, having begun the tapering of its quantitative easing program in January 2014. The U.S. GDP revision for the first quarter of 2014, announced at the end of June 2014, was far worse than most were expecting. Weather certainly played a factor during the first quarter, but most economic indicators during the second quarter suggested the first quarter reading was an anomaly. The Fed brushed off the concerns during its June meeting and continued to progress with its tapering actions.

During the third quarter of 2014, economic conditions in the U.S. remained generally positive. The pace of employment accelerated, and the unemployment rate finally fell below 6%. Capital spending indicators appeared to be pointed toward an increase in activity. Residential investment activity stalled somewhat, as previously record-high housing affordability conditions deteriorated due in part to higher home prices and rising mortgage rates. Government spending turned neutral after several years of detracting from growth. Despite the many positives during the third quarter, the pace of real growth in the U.S. remained sluggish at 2.6% year-over-year. Globally, monetary policy trajectories began to diverge. The U.S. and the U.K. were winding down monetary policy accommodation, while Japan and Europe were either commencing or increasing their respective unconventional monetary stimulus. In October 2014, the Fed concluded its quantitative easing purchases as scheduled, but indicated that short-term interest rates would likely remain low through at least mid-2015, contingent on improving labor measures and rising inflation expectations.

“Annualized real GDP growth in the U.S. improved...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2014

P N C  A d v a n t a g e  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Business activity accelerated, with new orders indicating continued strength.” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2014

In October and November 2014, improvements in the U.S. labor market were supported by the private sector. Consumer spending growth was modest, consistent with disposable income and job growth. Consumer confidence remained below pre-recession levels despite a multi-year recovery, but lower energy prices were widely seen as a tailwind for discretionary spending. The recovery in the housing market remained uneven. Business activity accelerated, with new orders indicating continued strength. Measures of realized inflation remained generally well behaved, although inflation expectations fell along with energy prices. While U.S. economic growth was stronger than during the first half of the year, other developed economies, including Japan and France, moved into contraction territory, and several emerging market nations, most especially natural resource producers, were impacted by the slowdown in China and the declining price of oil.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the semi-annual period.

As the semi-annual period began in June 2014, activity in the money markets was characterized by low volatility and the persistence of historically low yields as demand continued to outpace supply. The LIBOR curve did not materially change. Yields on short-dated U.S. Treasury bills were at or even below zero. The Fed’s overnight reverse repurchase facility (“RRP”) received record usage, as approved counterparties were allotted $340 billion on June 30. This compares with less than $200 billion each at April and May 2014 month ends and less than $250 billion at the end of March 2014. Through the RRP, the Fed lends U.S. Treasury Securities to counterparties, such as dealers, money market funds and government-sponsored entities, in exchange for cash. In early June 2014, the European Central Bank (“ECB”) lowered its main refinancing rate and deposit rate by 10 basis points (a basis point is 1/100 of a percentage point), to 0.15% and -0.10%, respectively. The ECB was the first major central bank to dip into negative territory. While there was no effect on short-term rates in the U.S. market, yields on some euro commercial paper and bills dropped. This action was meant to discourage banks from leaving deposits with the ECB and instead provide incentive for banks to lend money, thereby spurring economic growth in the euro area.

During the third quarter of 2014, the money markets remained challenged by a lack of supply. Both LIBOR and fed funds futures were largely unchanged during the quarter. Net Treasury bill issuance was relatively flat, leaving new U.S. Treasury bill issuance for the year to date at -$119 billion. On September 17, 2014, the Federal Reserve Bank of New York announced it was changing terms on its RRP, effective September 22. Daily operations would be capped at $300 billion. While daily activity in the RRP has been primarily in the $140 billion to $170 billion range, quarter-end activity is historically much greater, and this quarter end was no different. There were 102 bids submitted, ranging from -0.20% to +0.05%, for a total of $407 billion. Only 81 bids, totaling $300 billion were accepted and awarded repo, or repurchase agreements, with the Fed on September 30. Investors were forced to place the remaining $107 billion in other liquid assets, further exacerbating the supply dilemma. Just the announcement of this change caused rates on short-term U.S. Treasury bills to fall, as investors anticipated the supply strain they would face at the end of the quarter. When the RRP was introduced last year, it was intended to be a “floor” on short-term rates. The recent changes made to the facility appear to have negated that intent. As the new cap on the RRP facility greatly hindered supply in the repo market at quarter end, yields on market repo were driven to or below zero for those investors able to obtain collateral.

P N C  A d v a n t a g e  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Early October 2014 saw a continuation of buying of U.S. Treasury bills and agency discount notes in response to the cap on the RRP, only now the market was focusing on investments maturing in 2015. On October 29, 2014, the Fed reminded everyone that the RRP facility remained in a test phase and announced a series of test rates effective over the balance of 2014. The Fed’s stated goals of this phase were to test the market reaction to different rates and to see how the federal funds effective rate would respond. Perhaps more significantly, the Fed announced it would begin testing a term RRP facility, with a maximum term amount outstanding of $300 billion maturing in early January 2015. The Fed explicitly noted the term limit of $300 billion was in addition to the $300 billion limit on overnight RRPs, effectively doubling the amount of collateral the market had been expecting to see at year-end. At the time, the Fed did not announce all the details for its term RRP, but indicated that this phase of testing would not extend past January 5.

In an effort to make the RRP program as fully functional as possible, i.e. as effective as possible in establishing an interest rate floor and maximum control over the tightening process, the Fed announced on November 12, 2014 that it was again accepting applications from entities wishing to become RRP counterparties. Most eligible money market funds had already gained that status in earlier application rounds. At the end of November 2014, there were 140 counterparties to the Fed in the RRP program, inclusive of 40 banks and primary dealers, 94 money market funds and six government-sponsored enterprises (“GSEs”).

There was also a significant development on the money market regulatory front during the semi-annual period as the U.S. Securities and Exchange Commission (“SEC”) announced its long-awaited money market reforms on July 23, 2014. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. For more on these reforms, please see our 2014 Money Market Reform – What You Need to Know commentary and 2014 Money Market Reform – FAQs from July 2014 on our web site at pncfunds.com.

Our View Ahead

At the end of the semi-annual period, major developed market economic growth and respective monetary policy actions were in different stages with the U.S. in the later stages, showing the best economic growth and near term prospects. Financial conditions in the U.S. have undergone repair during the recovery, and thus, in our view, U.S. economic growth expansion is likely to continue into 2015. We believe buoying such growth will be still-accommodative U.S. monetary policy, as the U.S. employment situation continues to improve and inflation indicators remain benign. On the fiscal side, we expect the end of the federal fiscal drag to reinforce U.S. economic growth, while broad-based gains in consumer spending, residential investment and business investment provide additional support. At the same time, we remain cognizant that a strengthening U.S. dollar may lead to pressures from a widening trade deficit. Further, in contrast to the U.S., Europe may require additional time to strengthen its banking system. Japan and China are attempting structural reforms that will take additional time to implement. As we look ahead, geopolitical risks are always an underlying concern, and the situations in Russia, Ukraine, North Korea and the Middle East remain persistent hotspots of turmoil.

As we approach the first rise in short-term interest rates, perhaps in the middle of 2015, and as SEC reforms are slowly phased in, we believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

P N C  A d v a n t a g e  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“…we expect the end of the federal fiscal drag to reinforce U.S. economic growth…” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2014

We thank you for being a part of the PNC Advantage Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Advantage Funds’ trading intent.

P N C  A d v a n t a g e  F u n d s

A B B R E V I A T I O N S  A N D  D E F I  N I T I O N S  F O R  S C H E D U L E S  O F   I N V E S T M E N T S

A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN —  Floating Rate Note. The rate shown is the rate in effect on November 30, 2014, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN  — Medium Term Note

RB  — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN —Variable Rate Demand Note. The rate shown is the rate in effect on November 30, 2014, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “—” are either zero or rounded to zero.

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / E X P E N S E  T A B L E S

The table below presents portfolio holdings as of November 30, 2014 as a percentage of total investments for each of the PNC Advantage Funds.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Commercial Paper	–	37.5%	–
Asset-Backed Commercial Paper	–	19.5	–
Repurchase Agreements	35.3%	15.8	64.9%
Certificates of Deposit	–	8.6	–
Asset-Backed Securities	–	4.1	–
Education Revenue Bonds	–	3.9	–
Corporate Bonds	–	2.6	–
Money Market Fund	0.6	2.5	2.6
General Obligations	–	1.2	–
Industrial/Development Revenue Bonds	–	1.2	–
Federal Home Loan Bank	27.5	0.9	–
Funding Agreement	–	0.9	–
Hospital/Nursing Home Revenue Bonds	–	0.9	–
Refunding Bonds	–	0.4	–
Federal National Mortgage Association	15.3	–	–
Federal Home Loan Mortgage Corporation	11.7	–	–
Federal Farm Credit Bank	7.5	–	–
U.S. Treasury Notes	2.1	–	17.0
U.S. Treasury Bills	–	–	15.5
	100.0%	100.0%	100.0%

All mutual funds have operating expenses. As a shareholder of a Fund, you could incur operating expenses including investment advisory fees, shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2014 to November 30, 2014).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

P N C  A d v a n t a g e  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / E X P E N S E  T A B L E S

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
Institutional Government Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.06	0.07%	$0.35
Advisor Class	1,000.00	1,000.06	0.07	0.35
Hypothetical(3)
Institutional Class	1,000.00	1,024.72	0.07	0.36
Advisor Class	1,000.00	1,024.72	0.07	0.36
Institutional Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.24	0.09%	$0.43
Advisor Class	1,000.00	1,000.24	0.09	0.43
Hypothetical(3)
Institutional Class	1,000.00	1,024.64	0.09	0.44
Advisor Class	1,000.00	1,024.64	0.09	0.44
Institutional Treasury Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.06	0.05%	$0.24
Advisor Class	1,000.00	1,000.06	0.05	0.23
Service Class	1,000.00	1,000.06	0.05	0.23
Hypothetical(3)
Institutional Class	1,000.00	1,024.83	0.05	0.24
Advisor Class	1,000.00	1,024.84	0.05	0.23
Service Class	1,000.00	1,024.84	0.05	0.23

(1)	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2014 to November 30, 2014).

(2)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(3)	Assumes annual return of 5% before expenses.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S (U n a u d i t e d)	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Government Money Market Fund
	Institutional Shares								Advisor Shares							Service Shares
	2014**	2014	2013		2012	2011		2010(1)	2014**	2014	2013		2012	2011(2)		2014**(3)		2014(4)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$ 1.00		$ 1.00

Net Investment Income†	– *	– *	–	*	– *	–	*	– *	– *	– *	–	*	– *	–	*	–	*	– *
Realized and Unrealized Gain (Loss) on Investments	–	–	–	*	–	–	*	–	–	–	–	*	–	–	*	–		–

Total from Investment Operations	– *	– *	–	*	– *	–	*	– *	– *	– *	–	*	– *	–	*	–	*	– *

Dividends from Net Investment Income	– *	– *	–	*	– *	–	*	– *	– *	– *	–	*	– *	–	*	–		– *
Distributions from Net Realized Gains	–	–	–		–	–		–	–	–	–		–	–		–		–

Total Distributions	– *	– *	–	*	– *	–	*	– *	– *	– *	–	*	– *	–	*	–	*	– *

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$ 1.00		$ 1.00

Total Return	0.01%	0.01%	0.01%		0.02%	0.06%		0.03%	0.01%	0.01%	0.01%		0.02%	0.02%		0.00%		0.00%

Ratios/Supplemental Data
Net Assets End of Period (000)(5)	$64,243	$62,924	$74,759		$92,802	$61,615		$15,005	$12,369	$8,526	$9,859		$1,242	$179		$ –		$ –
Ratio of Expenses to Average Net Assets	0.07%	0.07%	0.16%		0.11%	0.10%		0.10%	0.07%	0.07%	0.15%		0.09%	0.08%		0.00	%(6)	0.07%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	0.01%	0.01%		0.01%	0.05%		0.05%	0.01%	0.01%	0.01%		0.01%	0.05%		0.00	%(6)	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.34%	0.32%	0.34%		0.31%	0.53%		0.61%	0.34%	0.32%	0.36%		0.28%	0.47%		0.00	%(6)	0.31%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimburement, as applicable)	(0.26)%	(0.24)%	(0.17)%		(0.19)%	(0.38)%		(0.45)%	(0.26)%	(0.24)%	(0.20)%		(0.18)%	(0.34)%		0.00	%(6)	(0.23)%

*	Amount represents less than $0.005 per share.
**	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Advisor Shares were first sold (excluding seed capital of $10) on January 28, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)

There was no other shareholder activity in this share class during the six-month period ended November 30, 2014. At November 30, 2014, net assets of the Service Shares amounted to $10, representing initial seed capital.

(4)	Service Shares were first sold (excluding seed capital of $10) on February 4, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(5)	Amounts designated as“—”represent values less than $500.
(6)	Net assets for the period were comprised solely of seed capital of $10. As a result, all ratios for the period rounded to 0.00%.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S (U n a u d i t e d)	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Money Market Fund(1)
	Institutional Shares						Advisor Shares
	2014**	2014	2013	2012	2011	2010(2)	2014**	2014	2013	2012	2011	2010(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$1.00	$1.00	$ 1.00	$ 1.00

Net Investment Income†	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*
Realized and Unrealized Gain (Loss) on Investments	–	–	–*	–*	–*	–*	–	–	–*	–*	–*	–*

Total from Investment Operations	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*

Dividends from Net Investment Income	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–	–	–	–

Total Distributions	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*	–*

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$1.00	$1.00	$ 1.00	$ 1.00

Total Return	0.02%	0.05%	0.05%	0.05%	0.07%	0.12%	0.02%	0.05%	0.05%	0.05%	0.07%	0.10%

Ratios/Supplemental Data
Net Assets End of Period (000)	$921,839	$907,578	$634,083	$834,099	$932,972	$864,478	$274,570	$281,866	$218,202	$119,508	$145,296	$35,123
Ratio of Expenses to Average Net Assets	0.09%	0.10%	0.16%	0.14%	0.19%	0.19%	0.09%	0.10%	0.16%	0.14%	0.19%	0.21%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.14%	0.05%	0.05%	0.05%	0.05%	0.06%	0.10%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.21%	0.22%	0.23%	0.22%	0.22%	0.22%	0.21%	0.22%	0.23%	0.22%	0.22%	0.26%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.07)%	(0.07)%	(0.02)%	(0.03)%	0.03%	0.11%	(0.07)%	(0.07)%	(0.02)%	(0.03)%	0.02%	0.05%

*	Amount represents less than $0.005 per share.
**	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)

At November 30, 2014, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)

The Board of Trustees approved the participation by the Institutional Money Market Fund (the “Fund”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Fund paid participation fees of 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S (U n a u d i t e d)	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Treasury Money Market Fund
	Institutional Shares									Advisor Shares							Service Shares
	2014**	2014	2013		2012	2011		2010(1)		2014**	2014	2013		2012	2011(2)		2014**	2014	2013		2012	2011(3)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Net Investment Income†	– *	– *	–	*	– *	–	*	–	*	– *	– *	–	*	– *	–	*	– *	– *	–	*	– *	–	*
Realized and Unrealized Gain (Loss) on Investments	–	–	–	*	–	–	*	–	*	–	–	–	*	–	–	*	–	–	–	*	–	–	*

Total from Investment Operations	– *	– *	–	*	– *	–	*	–	*	– *	– *	–	*	– *	–	*	– *	– *	–	*	– *	–	*

Dividends from Net Investment Income	– *	– *	–	*	– *	–	*	–	*	– *	– *	–	*	– *	–	*	– *	– *	–	*	– *	–	*
Distributions from Net Realized Gains	–	–	–		–	–		–		–	–	–		–	–		–	–	–		–	–

Total Distributions	– *	– *	–	*	– *	–	*	–	*	– *	– *	–	*	– *	–	*	– *	– *	–	*	– *	–	*

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.01%	0.01%	0.01%		0.01%	0.03%		0.01%		0.01%	0.01%	0.01%		0.01%	0.00%		0.01%	0.01%	0.01%		0.01%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$167,937	$174,871	$115,062		$111,735	$36,398		$15,090		$29,192	$10,980	$8,412		$3,619	$2,547		$3,227	$1,601	$2,711		$11,149	$4,192
Ratio of Expenses to Average Net Assets	0.05%	0.05%	0.12%		0.08%	0.10%		0.08%		0.05%	0.05%	0.13%		0.07%	0.07%		0.05%	0.05%	0.14%		0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%		0.01%	0.01%		0.01%		0.01%	0.01%	0.01%		0.01%	0.01%		0.01%	0.01%	0.01%		0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.28%	0.26%	0.28%		0.30%	0.49%		0.61%		0.30%	0.27%	0.29%		0.32%	0.53%		0.29%	0.27%	0.29%		0.31%	0.60%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.22)%	(0.20)%	(0.15)%		(0.21)%	(0.38)%		(0.52)%		(0.24)%	(0.21)%	(0.15)%		(0.24)%	(0.45)%		(0.23)%	(0.21)%	(0.14)%		(0.21)%	(0.50)%

*	Amount represents less than $0.005 per share.
**	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Advisor Shares were first sold (excluding seed capital of $10) on March 16, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Service Shares were first sold (excluding seed capital of $10) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  (U n a u d i t e d)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 62.8%
Federal Farm Credit Bank — 7.6%
Federal Farm Credit Bank
0.280%, 12/11/14	$500	$500
0.500%, 05/01/15	610	611
0.230%, 06/10/15	900	901
Federal Farm Credit Bank (DN)
0.080%, 12/24/14	900	900
0.095%, 01/08/15	1,200	1,200
Federal Farm Credit Bank (FRN)
0.080%, 03/09/15	700	700
0.090%, 05/08/15	1,000	1,000

		5,812

Federal Home Loan Bank — 27.9%
Federal Home Loan Bank
0.125%, 12/19/14	2,100	2,100
0.080%, 01/15/15	900	900
2.750%, 03/13/15	1,045	1,053
0.125%, 04/29/15	700	700
2.875%, 06/12/15	875	887
Federal Home Loan Bank (DN)
0.090%, 12/03/14	480	480
0.060%, 12/03/14	2,500	2,500
0.050%, 12/05/14	2,800	2,800
0.020%, 01/02/15	800	800
0.025%, 01/06/15	900	900
0.095%, 01/14/15	385	385
0.070%, 01/14/15	800	800
0.055%, 01/20/15	700	700
0.065%, 01/30/15	500	500
0.065%, 03/27/15	900	900
0.170%, 07/29/15	800	799
0.170%, 09/09/15	1,500	1,498
0.155%, 09/09/15	800	799
Federal Home Loan Bank (FRN)
0.109%, 01/13/15	1,000	1,000
0.100%, 01/20/15	850	850

		21,351

Federal Home Loan Mortgage Corporation — 11.9%
Federal Home Loan Mortgage Corporation
0.330%, 12/29/14	700	700
0.350%, 03/18/15	500	500
0.500%, 08/28/15	800	802
Federal Home Loan Mortgage Corporation (DN)
0.060%, 12/22/14	425	425
0.055%, 12/22/14	900	900
0.085%, 12/29/14	500	500
0.050%, 01/13/15	580	580
0.049%, 01/14/15	500	500
0.050%, 01/16/15	780	780
0.100%, 01/30/15	968	968
0.090%, 03/12/15	200	200
0.075%, 03/19/15	500	500
0.095%, 04/21/15	1,000	999
0.085%, 04/27/15	750	750

		9,104

Federal National Mortgage Association — 15.4%
Federal National Mortgage Association
0.750%, 12/19/14	1,000	1,000
0.375%, 03/16/15	1,000	1,000

	Par (000)	Value (000)

0.500%, 05/27/15	$1,000	$1,002
Federal National Mortgage Association (DN)
0.075%, 12/01/14	800	800
0.085%, 12/03/14	460	460
0.000%, 12/03/14	800	800
0.090%, 12/24/14	900	900
0.060%, 01/02/15	429	429
0.060%, 01/05/15	1,700	1,700
0.052%, 01/05/15	800	800
0.050%, 01/05/15	600	600
0.070%, 02/02/15	500	500
0.095%, 02/04/15	630	630
0.090%, 02/04/15	700	700
0.100%, 03/02/15	500	500

		11,821

Total U.S. Government Agency Obligations (Cost $48,088)		48,088

U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Note — 2.1%
0.065%, 01/31/16 (FRN)	1,600	1,600
Total U.S. Treasury Obligation (Cost $1,600)		1,600

	Number of Shares
MONEY MARKET FUND — 0.6%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund (Cost $500)		500

	Par (000)
REPURCHASE AGREEMENTS† — 35.7%

Goldman Sachs & Co.

0.070% (dated 11/28/14, due 12/01/14, repurchase price $6,000,035, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 4.500%, due 03/01/28 to 07/01/43, total value $6,120,001)	6,000	6,000

HSBC Securities USA

0.080% (dated 11/28/14, due 12/01/14, repurchase price $6,000,040, collateralized by Federal National Mortgage Association Bond, 2.500%, due 01/01/28, total value $6,122,211)	6,000	6,000

Merrill Lynch Pierce Fenner and Smith

0.080% (dated 11/28/14, due 12/01/14, repurchase price $9,351,000, collateralized by Federal National Mortgage Association Bond, 2.360%, due 12/14/22, total value $9,538,943)	9,351	9,351

Toronto Dominion Securities LLC

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  (U n a u d i t e d)

	Par (000)
REPURCHASE AGREEMENTS† — continued
0.110% (dated 11/28/14, due 12/01/14, repurchase price $6,000,055, collateralized by Federal National Mortgage Association Bond, 4.000%, due 02/01/42, total value $6,120,000)	$6,000	$6,000

Total Repurchase Agreements (Cost $27,351)		27,351

TOTAL INVESTMENTS — 101.2% (Cost $77,539)*		77,539
Other Assets & Liabilities — (1.2)%		(927)
TOTAL NET ASSETS — 100.0%		$76,612

*	Also cost for Federal income tax purposes.

†

As of November 30, 2014, the gross value of repurchase agreements was $27,351 (000) and the value of collateral received, excluding excess, was $27,351 (000). See Note 2 in Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Fund	$500	$–	$–	$500
Repurchase Agreements	–	27,351	–	27,351
U.S. Government Agency Obligations	–	48,088	–	48,088
U.S. Treasury Obligation	–	1,600	–	1,600

Total Assets - Investments in Securities	$500	$77,039	$–	$77,539

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,   2 0 1 4   (U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 4.0%
Automotive — 2.6%
CarMax Auto Owner Trust, Series 2014-4, Cl A1 0.210%, 11/16/15	$9,100	$9,100
Fifth Third Auto Trust, Series 2014-3, Cl A1 0.210%, 05/16/15	10,572	10,572
Hyundai Auto Lease Securitization Trust, Series 2014-B, Cl A1 0.200%, 07/15/15 144A	1,374	1,374
Mercedes Benz Auto Lease Trust, Series 2014-A, Cl A1 0.200%, 12/15/14	250	250
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Cl A1 0.200%, 10/20/15	9,907	9,906
World Omni Auto Receivables Trust, Series 2014-A, Cl A1 0.200%, 05/15/15	205	205

		31,407

Equipment — 1.4%
CNH Equipment Trust, Series 2014-C, Cl A1 0.200%, 06/15/15	13,067	13,067
GE Equipment Midticket LLC, Series 2014-1, Cl A1 0.200%, 09/22/15	3,555	3,555

		16,622

Total Asset-Backed Securities (Cost $48,029)		48,029

CERTIFICATES OF DEPOSIT — 8.5%
Yankee — 8.5%
Bank of Nova Scotia Houston 0.170%, 12/15/14	7,000	7,000
Canadian Imperial Bank of Commerce NY 0.210%, 02/02/15	11,000	11,000
Canadian Imperial Bank of Commerce NY (FRN) 0.185%, 05/05/15 0.313%, 05/26/15	10,000 9,400	10,000 9,400
Credit Suisse NY 0.170%, 12/02/14	8,000	8,000
Nordea Bank Finland NY 0.155%, 12/16/14 0.180%, 01/26/15	10,000 8,050	10,000 8,050
Toronto Dominion NY 0.130%, 01/05/15 0.210%, 01/20/15 0.300%, 08/10/15	7,000 8,000 11,000	7,000 8,000 11,000
Westpac Banking 0.223%, 03/13/15	12,000	12,000

Total Certificates of Deposit (Cost $101,450)		101,450

	Par (000)	Value (000)
ASSET-BACKED COMMERCIAL PAPER† — 19.2%
Financial Services — 19.2%
Alpine Securitization
0.129%, 12/09/14	$13,000	$13,000
0.260%, 12/26/14	7,500	7,499
0.210%, 02/03/15	3,700	3,699
Chariot Funding LLC
0.230%, 02/02/15	2,000	1,999
Ciesco LLC
0.170%, 12/03/14	4,000	4,000
Collateralized CP II LLC
0.190%, 01/23/15	20,000	19,994
Erste Abwicklungsanstalt
0.160%, 12/03/14	10,000	10,000
0.160%, 12/19/14	19,000	18,998
Fairway Finance LLC
0.100%, 12/10/14	18,000	17,999
0.150%, 01/06/15	4,007	4,006
0.155%, 02/19/15	4,000	3,999
0.170%, 03/09/15	7,000	6,997
Gotham Funding
0.140%, 12/08/14	4,000	4,000
0.140%, 12/11/14	5,000	5,000
Govco LLC
0.170%, 02/19/15	4,500	4,498
Liberty Street Funding LLC
0.130%, 12/18/14	2,500	2,500
0.150%, 01/07/15	4,000	3,999
Nieuw Amsterdam Receivables
0.121%, 12/02/14	10,400	10,400
0.170%, 01/08/15	24,000	23,996
Old Line Funding
0.220%, 03/13/15	13,000	12,992
Sheffield Receivables
0.150%, 12/12/14	9,000	9,000
0.180%, 02/10/15	6,000	5,998
0.180%, 02/19/15	6,000	5,997
Starbird Funding
0.170%, 01/02/15	19,500	19,497
Victory Receivables
0.150%, 12/02/14	6,000	6,000
0.110%, 12/05/14	4,000	4,000

Total Asset-Backed Commercial Paper (Cost $230,067)		230,067

COMMERCIAL PAPER† — 37.1%
Banks — 22.5%
Abbey National North America
0.051%, 12/03/14	15,000	15,000
0.240%, 01/02/15	4,000	3,999
0.150%, 01/05/15	6,000	5,999
0.210%, 01/08/15	11,500	11,497
Australia & New Zealand Banking Group
0.166%, 03/23/15	6,000	5,997
Bank of Tokyo-Mitsubishi
0.120%, 12/01/14	4,000	4,000
0.190%, 01/02/15	6,300	6,299
0.160%, 01/21/15	6,000	6,000
BNP Paribas Finance
0.100%, 12/01/14	9,000	9,000
0.140%, 12/15/14	5,000	5,000

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,   2 0 1 4   (U n a u d i t e d )

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
Canadian Imperial Holdings
0.060%, 12/01/14	$12,000	$12,000
Commonwealth Bank of Australia
0.110%, 12/03/14	3,000	3,000
0.100%, 12/10/14	11,000	11,000
0.200%, 12/16/14	4,000	4,000
0.120%, 12/22/14	3,350	3,350
1.950%, 03/16/15	6,900	6,931
DnB Bank ASA
0.170%, 01/05/15	6,000	5,999
0.160%, 01/09/15	11,000	10,998
0.220%, 01/20/15	5,000	4,998
0.190%, 01/26/15	13,600	13,596
HSBC USA
0.170%, 12/02/14	6,000	6,000
0.170%, 12/05/14	9,000	9,000
0.170%, 02/17/15	16,040	16,034
0.190%, 03/13/15	12,000	11,993
International Finance
0.220%, 03/23/15	1,500	1,499
National Australia Funding
0.200%, 01/15/15	11,500	11,497
0.190%, 02/09/15	6,000	5,998
Rabobank USA Financial
0.230%, 03/02/15	10,000	9,994
Standard Chartered Bank
0.150%, 12/18/14	4,000	4,000
0.165%, 02/17/15	6,000	5,998
Svenska Handelsbanken
0.170%, 12/08/14	13,000	12,999
0.215%, 01/26/15	9,600	9,597
0.190%, 03/16/15	7,500	7,496
Toronto Dominion Holdings
0.180%, 03/27/15	9,000	8,995

		269,763

Financial Services — 6.2%
American Honda Finance
0.130%, 01/21/15	6,000	5,999
CPPIB Capital
0.120%, 02/09/15	7,000	6,998
0.145%, 02/09/15	4,000	3,999
0.130%, 02/17/15	5,000	4,999
JPMorgan Securities
0.220%, 02/27/15	10,000	9,995
0.311%, 06/15/15	13,500	13,477
Paccar Financial
0.120%, 01/07/15	6,000	5,999
Toyota Motor Credit
0.120%, 12/03/14	4,000	4,000
0.150%, 12/04/14	6,000	6,000
0.130%, 12/10/14	7,000	7,000
0.110%, 01/09/15	6,000	5,999

		74,465

Food, Beverage & Tobacco — 1.8%
Coca-Cola
0.130%, 01/28/15	4,000	3,999
0.200%, 02/24/15	5,000	4,998
0.210%, 02/24/15	12,500	12,494

		21,491

	Par (000)	Value (000)
Healthcare — 2.8%
Abbott Laboratories
0.100%, 01/26/15	$5,500	$5,499
Catholic Health Initiatives
0.180%, 12/02/14	8,800	8,800
0.160%, 12/03/14	10,643	10,643
0.180%, 03/03/15	4,000	3,998
0.220%, 05/05/15	4,000	3,996

		32,936
Insurance — 1.5%
Metlife Short-Term Funding
0.100%, 12/09/14	9,000	9,000
0.130%, 01/20/15	9,000	8,998

		17,998
Other — 2.3%
Colgate Palmolive
0.080%, 12/11/14	10,000	9,999
Johnson & Johnson
0.050%, 12/10/14	17,500	17,500

		27,499

Total Commercial Paper (Cost $444,152)		444,152

CORPORATE BONDS — 2.6%
Banks — 2.6%
Australia & New Zealand Banking Group
3.700%, 01/13/15 144A	2,800	2,811
Commonwealth Bank of Australia
0.185%, 12/16/14	6,000	6,000
Nordea Bank Finland NY
0.170%, 02/10/15	14,000	14,000
Wells Fargo Bank NA (MTN) (FRN)
0.324%, 12/15/15	8,000	8,000

Total Corporate Bonds (Cost $30,811)		30,811

FUNDING AGREEMENT — 0.9%
New York Life Funding Agreement
0.235%, 06/12/15 (A)	11,000	11,000

Total Funding Agreement (Cost $11,000)		11,000

MUNICIPAL SECURITIES — 7.5%
Connecticut — 1.5%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-1 (VRDN) 0.020%, 12/05/14	7,800	7,800
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN) 0.030%, 12/05/14	10,000	10,000

		17,800

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — 1.2%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series C (VRDN) 0.050%, 12/05/14	$6,000	$6,000
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series E (VRDN) 0.050%, 12/01/14	8,000	8,000

		14,000

Ohio — 2.3%
Ohio State (GO) Series B (VRDN) 0.040%, 12/05/14	10,300	10,300
Ohio State Common Schools (GO) Series B (VRDN) 0.040%, 12/05/14	3,555	3,555
Ohio State University (RB) Series B (VRDN) 0.030%, 12/05/14	14,115	14,115

		27,970

Texas — 1.6%
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN) 0.020%, 12/01/14	3,845	3,845
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN) 0.020%, 12/01/14	1,100	1,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN) 0.050%, 12/05/14	14,500	14,500

		19,445

Virginia — 0.9%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN) 0.050%, 12/05/14	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN) 0.050%, 12/05/14	5,700	5,700

		10,800

Total Municipal Securities (Cost $90,015)		90,015
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Bank — 0.9%
Federal Home Loan Bank (DN) 0.020%, 01/02/15	6,000	6,000
0.072%, 01/21/15	5,000	4,999

Total U.S. Government Agency Obligations (Cost $10,999)		10,999

	Number of Shares	Value (000)

MONEY MARKET FUND — 2.5%
BlackRock Liquidity Funds TempFund Portfolio††	30,000,000	$30,000

Total Money Market Fund (Cost $30,000)		30,000

	Par (000)

REPURCHASE AGREEMENTS††† — 15.7%

Goldman Sachs & Co.

0.070% (dated 11/28/14, due 12/01/14, repurchase price $37,000,216, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 6.500%, due 11/01/28 to 10/01/43, total value $37,740,001)	$37,000	37,000

HSBC Securities USA

0.080% (dated 11/28/14, due 12/01/14, repurchase price $36,000,240, collateralized by Federal National Mortgage Association Bond, 2.500%, due 01/01/28, total value $36,720,684)	36,000	36,000

Merrill Lynch Pierce Fenner and Smith

0.080% (dated 11/28/14, due 12/01/14, repurchase price $71,000,473, collateralized by Federal Home Loan Bank Bond, 0.200%, due 09/10/15, total value $72,420,838)	71,000	71,000

Toronto Dominion Securities LLC

0.110% (dated 11/28/14, due 12/01/14, repurchase price $43,000,394, collateralized by Federal Home Loan Bank Bonds, Federal Home Loan Mortgage Corporation Bonds, Federal Farm Credit Bank Bonds and Federal National Mortgage Association Bonds, 0.00% to 6.250%, due 02/06/15 to 07/15/32, total value $43,860,658)	43,000	43,000

Total Repurchase Agreements (Cost $187,000)		187,000

TOTAL INVESTMENTS — 98.9% (Cost $1,183,523)*		1,183,523
Other Assets & Liabilities — 1.1%		12,886

TOTAL NET ASSETS — 100.0%		$1,196,409

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  (U n a u d i t e d)

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.

†††

As of November 30, 2014, the gross value of repurchase agreements was $187,000 (000) and the value of collateral received, excluding excess, was $187,000 (000). See Note 2 in Notes to Financial Statements.

(A)	Illiquid Security. Total value of illiquid securities is $11,000 (000) and represents 0.9% of net assets as of November 30, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,185 (000) and represents 0.4% of net assets as of November 30, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Commercial Paper	$–	$230,067	$–	$230,067
Asset-Backed Securities	–	48,029	–	48,029
Certificates of Deposit	–	101,450	–	101,450
Commercial Paper	–	444,152	–	444,152
Corporate Bonds	–	30,811	–	30,811
Funding Agreement	–	11,000	–	11,000
Money Market Fund	30,000	–	–	30,000
Municipal Securities	–	90,015	–	90,015
Repurchase Agreements	–	187,000	–	187,000
U.S. Government Agency Obligations	–	10,999	–	10,999

Total Assets - Investments in Securities	$30,000	$1,153,523	$–	$1,183,523

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  (U n a u d i t e d)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 32.5%
U.S. Treasury Bills† — 15.5%
0.010%, 12/04/14	$5,000	$5,000
0.013%, 12/11/14	3,000	3,000
0.025%, 12/18/14	5,000	5,000
0.043%, 12/26/14	4,000	4,000
0.032%, 04/02/15	4,000	3,999
0.080%, 04/30/15	2,000	1,999
0.036%, 12/11/14	4,000	4,000
0.035%, 12/18/14	4,000	4,000

		30,998

U.S. Treasury Notes — 17.0%
0.250%, 12/15/14	3,000	3,000
0.250%, 01/15/15	3,000	3,001
0.250%, 02/15/15	4,500	4,502
0.250%, 02/28/15	8,500	8,504
0.375%, 03/15/15	1,500	1,501
0.250%, 03/31/15	5,800	5,803
0.250%, 05/15/15	1,000	1,001
0.250%, 07/15/15	2,000	2,002
0.065%, 01/31/16	3,300	3,300
0.089%, 04/30/16	1,500	1,500

		34,114

Total U.S. Treasury Obligations (Cost $65,112)		65,112

	Number of Shares
MONEY MARKET FUND — 2.6%
Invesco Treasury Portfolio	5,217,662	5,218

Total Money Market Fund (Cost $5,218)		5,218

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 64.9%
Goldman Sachs & Co.

0.020% (dated 11/28/14, due 12/01/14, repurchase price $30,000,050, collateralized by U.S. Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 0.000% to 7.50%, due 12/31/14 to 02/15/43, total value $30,600,018)	$30,000	$30,000

HSBC Securities USA

0.070% (dated 11/28/14, due 12/01/14, repurchase price $30,000,175, collateralized by U.S. Treasury Bond, 7.500%, due 11/15/16, total value $30,602,165)	30,000	30,000

Merrill Lynch Pierce Fenner and Smith

0.060% (dated 11/28/14, due 12/01/14, repurchase price $40,000,200, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 0.625% to 4.500%, due 10/15/16 to 08/15/39, total value $40,800,039)	40,000	40,000

Toronto Dominion Securities LLC

0.090% (dated 11/28/14, due 12/01/14, repurchase price $30,000,225, collateralized by U.S. Treasury Bill, 0.000%, due 12/26/14, total value $30,600,069)	30,000	30,000

Total Repurchase Agreements (Cost $130,000)		130,000

TOTAL INVESTMENTS — 100.0% (Cost $200,330)*		200,330
Other Assets & Liabilities — 0.0%		26
TOTAL NET ASSETS — 100.0%		$200,356

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

††

As of November 30, 2014, the gross value of repurchase agreements was $130,000 (000) and the value of collateral received, excluding excess, was $130,000 (000). See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Fund	$5,218	$–	$–	$5,218
Repurchase Agreements	–	130,000	–	130,000
U.S. Treasury Obligations	–	65,112	–	65,112

Total Assets - Investments in Securities	$5,218	$195,112	$–	$200,330

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

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P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 14  (U n a u d i t e d)

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

ASSETS
Investments in non-affiliates at value	$50,188	$ 966,523	$ 70,330
Investments in affiliates at value	–	30,000	–
Investments in repurchase agreements at value	27,351	187,000	130,000

Total Investments at value(1)	77,539	1,183,523	200,330

Cash	–	27,216	–
Receivable for shares of beneficial interest issued	–	4	1
Maturities receivable	–	–	4,000
Interest receivable	29	132	27
Receivable from Adviser	9	–	13
Prepaid expenses	17	48	19
Other assets	6	126	10

Total Assets	77,600	1,211,049	204,400

LIABILITIES
Payable for shares of beneficial interest redeemed	954	14,305	1,000
Payable for investment securities purchased	–	–	3,000
Dividends payable
Institutional Class	1	35	1
Advisor Class	–	12	–
Investment advisory fees payable	–	31	–
Administration fees payable	5	32	7
Custodian fees payable	5	17	6
Transfer agent fees payable	2	7	3
Trustees’ deferred compensation payable	6	126	10
Trustees’ fees payable	3	9	5
Other liabilities	12	66	12

Total Liabilities	988	14,640	4,044

TOTAL NET ASSETS	$76,612	$1,196,409	$200,356

Investments in non-affiliates at cost	$50,188	$ 966,523	$ 70,330
Investments in affiliates at cost	–	30,000	–
Investments in repurchase agreements at cost	27,351	187,000	130,000

(1) Total Investments at cost	$77,539	$1,183,523	$200,330

See Notes to Financial Statements.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$76,614	$1,196,447	$200,360
Distributions in Excess of Net Investment Income	(2)	(38)	(4)

Total Net Assets	$76,612	$1,196,409	$200,356

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Institutional shares	$64,242,466	$921,838,916	$167,936,878

Institutional shares outstanding	64,248,945	921,821,756	167,944,587

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Advisor shares	$12,369,177	$274,569,807	$29,192,439

Advisor shares outstanding	12,369,464	274,576,627	29,192,719

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Service shares	$10	$10	$3,227,002

Service shares outstanding	10	10	3,227,343

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0,  2 0 1 4  (U n a u d i t e d)

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Investment Income:
Interest	$ 36	$ 875	$ 44
Income from affiliate(1)	–	6	–
Total Investment Income	36	881	44
Expenses:
Investment advisory fees	67	964	116
Administration fees	22	158	30
Transfer agent fees	8	41	11
Custodian fees	7	25	9
Professional fees	13	91	21
Pricing service fees	5	5	1
Printing and shareholder reports	1	16	1
Registration and filing fees	18	24	18
Trustees’ fees	3	18	5
Miscellaneous	7	28	9
Total Expenses	151	1,370	221
Less:
Waiver of investment advisory fees(1)	(67)	(814)	(116)
Expense reimbursement(1)	(52)	–	(69)
Net Expenses	32	556	36
Net Investment Income (Loss)	4	325	8
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4	$ 325	$ 8

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )    (U n a u d i t e d)

	Institutional Government Money Market Fund		Institutional Money Market Fund

	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014

Investment Activities:
Net investment income (loss)	$4	$8	$325	$525
Net increase (decrease) in net assets resulting from operations	4	8	325	525
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(4)	(8)	(246)	(394)
Advisor Shares	–	(1)	(79)	(141)
Total dividends	(4)	(9)	(325)	(535)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	49,081	113,091	2,208,190	3,041,124
Advisor Shares	26,992	32,063	434,570	970,241
Service Shares	–	3,139	–	–
Reinvestment of dividends:
Institutional Shares	–	–	20	22
Total proceeds from shares issued and reinvested	76,073	148,293	2,642,780	4,011,387
Value of shares redeemed:
Institutional Shares	(47,762)	(124,926)	(2,193,950)	(2,767,644)
Advisor Shares	(23,149)	(33,395)	(441,865)	(906,574)
Service Shares	–	(3,139)	–	–
Total value of shares redeemed	(70,911)	(161,460)	(2,635,815)	(3,674,218)
Increase (decrease) in net assets from share transactions	5,162	(13,167)	6,965	337,169
Total increase (decrease) in net assets	5,162	(13,168)	6,965	337,159
Net Assets:
Beginning of period	71,450	84,618	1,189,444	852,285
End of period*	$76,612	$71,450	$1,196,409	$1,189,444

*Including undistributed (distributions in excess of) net investment income	$(2)	$(2)	$(38)	$(38)

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  (U n a u d i t e d)

	Institutional Treasury Money Market Fund

	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014

Investment Activities:
Net investment income (loss)	$8	$18
Net increase (decrease) in net assets resulting from operations	8	18
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(7)	(20)
Advisor Shares	(1)	(1)
Total dividends	(8)	(21)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	197,191	550,608
Advisor Shares	44,751	38,661
Service Shares	3,748	1,654
Reinvestment of dividends:
Institutional Shares	–	1
Total proceeds from shares issued and reinvested	245,690	590,924
Value of shares redeemed:
Institutional Shares	(204,126)	(490,797)
Advisor Shares	(26,539)	(36,092)
Service Shares	(2,122)	(2,764)
Total value of shares redeemed	(232,787)	(529,653)
Increase (decrease) in net assets from share transactions	12,903	61,271
Total increase (decrease) in net assets	12,903	61,268
Net Assets:
Beginning of period	187,453	126,185
End of period*	$200,356	$187,453

*Including undistributed (distributions in excess of) net investment income	$(4)	$(4)

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0,  2 0 1 4  (U n a u d i t e d)

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the respective Fund, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2014 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

P N C  A d v a n t a g e  F u n d s

N O T E S  T O  F I N A N C I A L   S T A T E M E N T S

N o v e m b e r  3 0,  2 0 1 4  (U n a u d i t e d)

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2014 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2014.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Yankee Obligations

Institutional Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six-month period ended November 30, 2014.

	Annual Rate	Fee Waiver	Expense Reimbursement
Institutional Government Money Market Fund*	0.15%	0.15%	0.12%
Institutional Money Market Fund*	0.15%	0.13%	0.00%
Institutional Treasury Money Market Fund*	0.15%	0.15%	0.09%
*

The Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.01% for Institutional Government Money Market Fund and Institutional Treasury Money Market Fund and at least 0.05% for Institutional Money Market Fund. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

P N C   A d v a n t a g e  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

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Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Funds, each Trustee receives an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and, effective January 1, 2015, the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2015, the Chairman of the Audit Committee received an additional fee of $6,000 per year for his services. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or PNC Funds, another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and PNC Funds based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets; and 0.01% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.01% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of pocket expenses by the Trust.

Affiliated Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. PNC Advantage Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedule of Investments. The amount invested in the BlackRock Funds remained unchanged during the six-month period ended November 30, 2014.

Dividends received from such investment are reported as “Income from affiliate” in the Fund’s Statement of Operations.

4. Custodian and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for PNC Funds. The Custodian fees for the Trust and PNC Funds are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and PNC Funds (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and PNC Funds (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust and PNC Funds (excluding the Target Date Funds). The Custodian fees are allocated to the Trust and PNC Funds based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax puposes and intends to continue to qualify for tax treatment as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2014 and for each Fund’s open tax years (years ended May 31, 2011 through May 31, 2014) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2014:

	Undistributed (Distributions in Excess of) Net Investment Income (000)		Accumulated Net Realized Gain (Loss) (000)
Institutional Money Market Fund	$–	*	$–	*
*Amount represents less than $500.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

P N C   A d v a n t a g e  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

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8. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Recent SEC Rule Amendments

In July 2014, the SEC adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. The Adviser and the Board are in the process of evaluating the rule amendments and their potential impact on the Funds and their financial statements.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

T R U S T E E S’  R E V I E W  A N D  A P P R O V A L  O F  A D V I S O R Y  A G R E E M E N T

(U n a u d i t e d)

At a meeting held on June 4-5, 2014, the Trustees of PNC Funds and PNC Advantage Funds (the “Trusts”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trusts (collectively, the “Trustees” or the “Board”), met in person to conduct their annual review of the Advisory Agreements between the Trusts and PNC Capital Advisors, LLC (the “Adviser”), with respect to each of the PNC Funds and PNC Advantage Funds.

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreements. The agreement renewal process was divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first meeting and to permit the Trustees time to evaluate any additional information requested from the Adviser before meeting to consider whether to approve each Advisory Agreement at the next Board meeting.

The Trustees received and reviewed extensive materials prepared by the Adviser in response to a request made by Independent Counsel that reflected her prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things, the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Funds managed by the Adviser, as well as the performance of other accounts managed by the Adviser with substantially similar investment policies; the profitability of the Advisory Agreement to the Adviser (both before and after consideration of distribution-related expenses and in relation to its publicly traded peers); other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds; the Adviser’s operations with respect to its oversight of a Fund’s sub-adviser; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures.

The Trustees received presentations from the Adviser on a number of topics, including a discussion on a fund-by-fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment objectives. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds. The Trustees also considered, where applicable, the fee waivers or expense limitations in place for a Fund.

In advance of the Board meeting held on August 27-28, 2014, the Trustees met in an executive session with Independent Counsel and discussed the proposed renewal of each Advisory Agreement. After that executive session and at the conclusion of the Board meeting on August 28, 2014, the Trustees voted to approve the renewal of each Advisory Agreement between the Trusts and the Adviser for a one-year period commencing October 1, 2014.

In reaching their decision to renew the Advisory Agreements, the Trustees considered whether each agreement continues to be in the best interest of the relevant Fund and its shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreements to the Funds. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreements as presented at the June meeting, as well as information relevant to the Adviser’s services that they receive throughout the year. The Trustees discussed the Adviser’s responses to the Trustees’ follow up questions on the written materials, including the Adviser’s decision to reduce its contractual advisory fees for some Funds, to modify the expense limitation agreement to implement new and lower existing net operating expense limitations with respect to certain other Funds, and to liquidate a small number of the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (where applicable), and the fee waivers or other expense limitation arrangements that may apply were appropriate and supported the renewal of the Advisory Agreements.

T R U S T E E S’  R E V I E W  A N D  A P P R O V A L  O F  A D V I S O R Y  A G R E E M E N T

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In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Trusts.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser to each Fund. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

P N C  A d v a n t a g e  F u n d s

P R O X Y  V O T I N G  A N D  Q U A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

(U n a u d i t e d)

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at pncfunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Advantage Funds can be found by visiting the Funds’ website at pncfunds.com.

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795
Providence, RI 02940-9795

PRESORTED STANDARD
U.S. POSTAGE
PAID
BNY MELLON

INVESTMENT ADVISER:

PNC Capital Advisors, LLC

One East Pratt Street

Baltimore, MD 21202

PNC ADVANTAGE FUNDS

ADV-SA-001-1214

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	1/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	1/27/2015

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	1/27/2015

*	Print the name and title of each signing officer under his or her signature.